Related Party Transactions (Details) - USD ($)							1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	May 24, 2022	Jul. 15, 2021	Apr. 02, 2021	Apr. 02, 2021	Feb. 16, 2021	Dec. 31, 2020	Feb. 19, 2021	Feb. 16, 2021	Feb. 16, 2021	Dec. 28, 2020	Dec. 28, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 23, 2020
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares)					1,125,000			1,125,000	1,125,000
Issued and outstanding shares percentage					20.00%			20.00%	20.00%
Generating gross proceeds																$ 8,500,000	$ 8,500,000
Loans Payable																			$ 300,000
Borrowed under note																			$ 129,000
Working capital loans															$ 1,500,000
Warrant price per shares (in Dollars per share)												$ 2			$ 2
Aggregate principal amount	$ 750,000	$ 500,000
Borrowed loans												$ 750,000			$ 750,000		250,000
Payment for office space															10,000		10,000
Incurred expenses												30,000	$ 30,000		90,000	$ 80,000	11,000
Accrued expenses															139,000		100,000	$ 0
Due to related parties												$ 61,000			$ 61,000		$ 61,000
Working capital, description																	The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant.
Working capital loans																	$ 250,000
Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses																	$ 110,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)							2,500,000
Price per share (in Dollars per share)							$ 10
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)															4,250,000		4,250,000
Price per share (in Dollars per share)												$ 2			$ 2		$ 2
Generating gross proceeds															$ 8,500,000		$ 8,500,000
Warrant exercisable price per share (in Dollars per share)																	$ 2
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)										7,906,250	7,906,250
Share dividend (in Shares)					718,750			718,750	718,750
Ordinary shares, shares outstanding (in Shares)					8,625,000			8,625,000	8,625,000
Forfeited shares (in Shares)			500,000	500,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)												11.5			$ 11.5		11.5
Warrant exercisable price per share (in Dollars per share)												$ 11.5			$ 11.5		11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)																	$ 11.5
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Initial business combination, description															The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions, capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate expenses										$ 25,000	$ 25,000
Issuance of shares (in Shares)											7,906,250
Initial Public Offering Note [Member]
Related Party Transactions (Details) [Line Items]
Loan amount																	$ 0	$ 0